Schedule of Investments (unaudited)	iShares® MSCI Indonesia ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 46.3%
Bank Aladin Syariah Tbk PT(a)	15,145,900	$1,298,364
Bank BTPN Syariah Tbk PT	11,048,600	1,401,137
Bank Bukopin Tbk PT(a)	167,666,522	1,107,337
Bank Central Asia Tbk PT	181,668,290	109,623,609
Bank Mandiri Persero Tbk PT	69,210,020	23,354,373
Bank Negara Indonesia Persero Tbk PT	27,292,558	16,463,308
Bank Neo Commerce Tbk PT(a)	15,337,166	460,183
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	21,685,476	1,757,695
Bank Pembangunan Daerah Jawa Timur Tbk PT	30,978,800	1,343,310
Bank Rakyat Indonesia Persero Tbk PT	220,329,954	81,871,982
Bank Tabungan Negara Persero Tbk PT	34,088,826	2,909,556
		241,590,854
Capital Markets — 0.5%
Pacific Strategic Financial Tbk PT(a)	35,339,100	2,616,838
Pool Advista Indonesia Tbk PT(a)(b)	7,126,300	—
		2,616,838
Chemicals — 1.3%
Barito Pacific Tbk PT	120,915,052	6,127,648
Surya Esa Perkasa Tbk PT	24,988,200	813,218
		6,940,866
Construction & Engineering — 0.4%
PP Persero Tbk PT(a)	21,781,722	740,277
Waskita Karya Persero Tbk PT(a)(b)	61,414,619	827,602
Wijaya Karya Persero Tbk PT(a)	20,665,870	504,086
		2,071,965
Construction Materials — 2.1%
Berkah Beton Sadaya Tbk PT	64,732,500	1,191,873
Indocement Tunggal Prakarsa Tbk PT	6,378,144	4,207,362
Semen Indonesia Persero Tbk PT	14,843,041	5,737,176
		11,136,411
Consumer Finance — 0.4%
BFI Finance Indonesia Tbk PT	23,476,300	2,042,347

Diversified Telecommunication Services — 9.0%
Inovisi Infracom Tbk PT(b)	9,476,400	—
Sarana Menara Nusantara Tbk PT	69,415,300	4,582,664
Telkom Indonesia Persero Tbk PT	157,597,290	42,548,978
		47,131,642
Electronic Equipment, Instruments & Components — 0.1%
Metrodata Electronics Tbk PT	14,984,300	549,791

Consumer Staples Distribution & Retail — 1.9%
Sumber Alfaria Trijaya Tbk PT	57,556,600	10,132,563

Food Products — 6.0%
Astra Agro Lestari Tbk PT	559,600	263,100
Charoen Pokphand Indonesia Tbk PT	28,889,125	9,540,019
Cisarua Mountain Dairy PT TBK	3,699,700	1,068,693
Indofood CBP Sukses Makmur Tbk PT	9,718,854	7,582,168
Indofood Sukses Makmur Tbk PT	17,793,030	8,425,765
Inti Agri Resources Tbk PT(a)(b)	190,840,700	—
Japfa Comfeed Indonesia Tbk PT	23,870,200	1,902,536
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	22,793,200	1,459,101
Sawit Sumbermas Sarana Tbk PT	10,098,900	1,027,406
		31,268,788
Security	Shares	Value

Gas Utilities — 1.0%
Perusahaan Gas Negara Tbk PT	52,169,407	$4,971,113

Health Care Providers & Services — 0.7%
Medikaloka Hermina Tbk PT	19,334,200	1,696,095
Metro Healthcare Indonesia TBK PT(a)	59,456,200	1,919,365
		3,615,460
Household Products — 1.7%
Unilever Indonesia Tbk PT	30,245,720	9,137,321

Industrial Conglomerates — 4.3%
Astra International Tbk PT	51,715,630	22,218,154

Insurance — 0.3%
Panin Financial Tbk PT	106,747,278	1,822,308

Marine Transportation — 0.4%
Temas Tbk PT	31,100,800	597,534
Trada Alam Minera Tbk PT(a)(b)	163,879,000	—
Transcoal Pacific Tbk PT	3,217,800	1,481,175
		2,078,709
Media — 0.5%
Media Nusantara Citra Tbk PT(a)	32,529,900	1,388,016
Surya Citra Media Tbk PT	122,225,100	1,125,221
		2,513,237
Metals & Mining — 3.5%
Aneka Tambang Tbk	38,913,454	4,915,415
Bumi Resources Minerals Tbk PT(a)	135,245,400	1,046,009
Merdeka Copper Gold Tbk PT(a)	41,793,506	8,358,080
Timah Tbk PT	6,936,400	430,094
Vale Indonesia Tbk PT	8,382,400	3,518,895
		18,268,493
Broadline Retail — 6.1%
Bukalapak.com PT Tbk(a)	189,882,200	2,679,989
GoTo Gojek Tokopedia Tbk PT(a)	2,408,378,500	23,577,326
Matahari Department Store Tbk PT	2,867,900	707,887
Mitra Adiperkasa Tbk PT(a)	40,862,100	4,835,855
		31,801,057
Oil, Gas & Consumable Fuels — 4.9%
Adaro Energy Indonesia Tbk PT	56,828,139	7,722,360
AKR Corporindo Tbk PT	43,166,508	3,928,454
Bukit Asam Tbk PT	19,676,700	4,013,937
Bumi Resources Tbk PT(a)	215,991,400	1,383,267
Energi Mega Persada Tbk PT, NVS(a)	26,438,600	380,709
Harum Energy Tbk PT	8,093,900	760,360
Indika Energy Tbk PT	5,360,900	612,884
Indo Tambangraya Megah Tbk PT	2,176,900	3,209,641
Medco Energi Internasional Tbk PT	49,404,386	2,977,044
Sekawan Intipratama Tbk PT(b)	30,572,100	—
Sugih Energy Tbk PT(a)(b)	39,886,700	—
United Tractors Tbk PT	552,496	820,327
		25,808,983
Paper & Forest Products — 1.5%
Indah Kiat Pulp & Paper Tbk PT	12,105,500	5,566,934
Pabrik Kertas Tjiwi Kimia Tbk PT	5,451,700	2,081,138
		7,648,072
Personal Care Products — 0.4%
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	41,892,637	2,026,162

Pharmaceuticals — 2.1%
Kalbe Farma Tbk PT	80,422,185	10,891,695

Schedule of Investments (unaudited) (continued)	iShares® MSCI Indonesia ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development — 2.5%
Bumi Serpong Damai Tbk PT(a)	42,120,822	$2,950,424
Ciputra Development Tbk PT	50,338,613	3,593,217
Hanson International Tbk PT(a)(b)	372,896,535	—
Lippo Karawaci Tbk PT(a)	163,350,642	1,013,392
Pakuwon Jati Tbk PT	96,746,777	3,018,284
Rimo International Lestari Tbk PT(a)(b)	54,096,000	—
Summarecon Agung Tbk PT	57,870,486	2,469,968
		13,045,285
Software — 0.1%
Digital Mediatama Maxima Tbk PT(a)	7,007,300	285,154
Specialty Retail — 0.8%
Ace Hardware Indonesia Tbk PT	37,353,279	1,569,073
Erajaya Swasembada Tbk PT	56,983,400	1,838,822
Map Aktif Adiperkasa PT(a)	1,970,900	828,330
		4,236,225
Transportation Infrastructure — 0.8%
Astrindo Nusantara Infrastructure Tbk PT(a)	138,596,900	1,303,680
Jasa Marga Persero Tbk PT	11,840,108	2,628,719
		3,932,399
Wireless Telecommunication Services — 0.8%
Smartfren Telecom Tbk PT(a)	306,079,800	1,225,071
XL Axiata Tbk PT	23,633,800	3,126,074
		4,351,145

Total Long-Term Investments — 100.4%
(Cost: $609,607,192)		524,133,037
Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.07%(c)(d)	590,000	$590,000

Total Short-Term Securities — 0.1%
(Cost: $590,000)		590,000

Total Investments — 100.5%
(Cost: $610,197,192)		524,723,037

Liabilities in Excess of Other Assets — (0.5)%		(2,654,566)

Net Assets — 100.0%		$522,068,471

(a)	Non-income producing security.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/23	Shares Held at 05/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$260,000	$330,000	(a)	$—	$—	$—	$590,000	590,000	$12,349	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is

Schedule of Investments (unaudited) (continued)	iShares® MSCI Indonesia ETF
May 31, 2023

Fair Value Hierarchy as of Period End (continued)

determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks.	$29,939,453	$493,365,982	$827,602	$524,133,037
Short-Term Securities
Money Market Funds	590,000	—	—	590,000
	$30,529,453	$493,365,982	$827,602	$524,723,037

Portfolio Abbreviation

NVS	Non-Voting Shares

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